CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - JPY (¥) ¥ in Thousands	Common stock Class A Common	Common stock	Treasury stock	Additional paid-in capital	Accumulated deficit Cumulative adjustment	Accumulated deficit	Cumulative adjustment	Total
Balance, beginning of period at Dec. 31, 2018	¥ 100	¥ 245,000	¥ (3,000)	¥ 363,267		¥ (722,644)		¥ (117,555)
Balance, beginning of period (in shares) at Dec. 31, 2018	1	3,765,000	92,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of over-allotment, net of issuance costs		¥ 350,000		350,000				700,000
Issuance of common stock for exercise of over-allotment, net of issuance costs (in shares)		350,000
Net loss						17,335		17,335
Foreign currency translation adjustments								278
Balance, end of period at Dec. 31, 2019	¥ 100	¥ 595,000	¥ (3,000)	713,267		(705,309)		600,058
Balance, end of period (in shares) at Dec. 31, 2019	1	4,115,000	92,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of over-allotment, net of issuance costs		¥ 584,313		304,879				889,192
Issuance of common stock for exercise of over-allotment, net of issuance costs (in shares)		800,000
Net loss						(539,170)		(539,170)
Balance, end of period at Dec. 31, 2020	¥ 100	¥ 1,179,313	¥ (3,000)	1,018,146	¥ (458,823)	(1,703,302)	¥ (458,823)	491,257
Balance, end of period (in shares) at Dec. 31, 2020	1	4,915,000	92,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of over-allotment, net of issuance costs		¥ 43,821		43,821				87,642
Issuance of common stock for exercise of over-allotment, net of issuance costs (in shares)		60,000
Net loss						(521,770)		(521,770)
Stock-based compensation				148,940				148,940
Balance, end of period at Jun. 30, 2021	¥ 100	¥ 1,223,134	¥ (3,000)	¥ 1,210,907		¥ (2,225,072)		¥ 206,069
Balance, end of period (in shares) at Jun. 30, 2021	1	4,975,000	92,500